Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Shares	Shares
	December 31, 2020	December 31, 2019
	US$’000	US$’000
Authorised:
500,000,000 ordinary shares of US$0.0001 each	50	50
Issued and fully paid:
266,010,256 (2019: 200,000,000) ordinary shares of US$0.0001 each	27	20

Summary of Movements in the Company’s Share Capital and Share Premium

A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2019 and January 1, 2020	200,000,000	20	3,908	3,928

Issuance of ordinary shares for conversion of preferred shares	20,907,282	2	240,432	240,434
Issuance of ordinary shares for initial public offering, net of issuance cost	42,377,500	4	450,081	450,085
Issuance of ordinary shares for private placement by Genscript	1,043,478	-	12,000	12,000
Exercise of share option	1,681,996	1	1,885	1,886

At December 31, 2020	266,010,256	27	708,306	708,333